4. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Convertible notes payable, principal	$ 1,293,211	$ 527,780
Unamortized discount	(774,011)	(27,641)
Convertible notes payable, net	519,200	500,139
Accrued interest	5,391	74,036
November 2014 10% Convertible Notes
Convertible notes payable, principal	527,780	527,780
Accrued interest	2,555	$ 74,036
December 2016 10% Convertible Notes [Member]
Convertible notes payable, principal	680,400
Unamortized discount	(498,648)
Convertible notes payable, net	181,752
Accrued interest	$ 2,836